Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 176	$ 122	$ 364	$ 239